Annual Total Returns [BarChart] - First Trust Dow Jones Dividend and Income Allocation Portfolio - I	May 03, 2021
Bar Chart Table:
2013	12.75%
2014	10.04%
2015	0.09%
2016	11.74%
2017	13.47%
2018	(4.92%)
2019	20.77%
2020	7.81%